Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 666,496
Transferred from construction in progress	(167,514)	¥ (169,894)
Ending balance	674,832	666,496
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,729,603	1,593,531
Transferred from construction in progress	167,514	169,894
Other additions	2,685	2,226
Disposals	(47)	(1,440)
written-off	(104,234)	(34,981)
Exchange differences	241	373
Ending balance	1,795,762	1,729,603
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,063,107	945,502
Charge for the year	158,043	152,609
Written back on disposals	(27)	(1,428)
written-off	(100,252)	(33,726)
Exchange differences	59	150
Ending balance	1,120,930	1,063,107
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	103,293
Ending balance	103,373	103,293
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	155,451	147,776
Transferred from construction in progress	6,251	7,624
Other additions	539	257
Disposals		(18)
written-off	(822)	(323)
Exchange differences	71	135
Ending balance	161,490	155,451
Buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	52,158	46,820
Charge for the year	5,983	5,625
Written back on disposals		(15)
written-off	(33)	(290)
Exchange differences	9	18
Ending balance	58,117	52,158
Telecommunications transceivers, switching centers, transmission and other network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	554,048
Ending balance	562,300	554,048
Telecommunications transceivers, switching centers, transmission and other network equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,548,851	1,421,968
Transferred from construction in progress	159,098	160,654
Other additions	1,235	465
Disposals	(28)	(1,304)
written-off	(100,962)	(33,168)
Exchange differences	161	236
Ending balance	1,608,355	1,548,851
Telecommunications transceivers, switching centers, transmission and other network equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	994,803	882,529
Charge for the year	150,243	145,504
Written back on disposals	(13)	(1,297)
written-off	(99,027)	(32,064)
Exchange differences	49	131
Ending balance	1,046,055	994,803
Office equipment, furniture, fixtures and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,155
Ending balance	9,159	9,155
Office equipment, furniture, fixtures and others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,301	23,787
Transferred from construction in progress	2,165	1,616
Other additions	911	1,504
Disposals	(19)	(118)
written-off	(2,450)	(1,490)
Exchange differences	9	2
Ending balance	25,917	25,301
Office equipment, furniture, fixtures and others [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,146	16,153
Charge for the year	1,817	1,480
Written back on disposals	(14)	(116)
written-off	(1,192)	(1,372)
Exchange differences	1	1
Ending balance	¥ 16,758	¥ 16,146